Effect of derivatives on statement financial position, statement of comprehensive income, statement of changes in equity (Details) ₩ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Fair value hedges | Currency swap
Effect of derivatives on statement financial position, statement of comprehensive income, statement of changes in equity [Line Items]
Nominal values	0	0
Carrying value of assets	₩ 0	₩ 0
Carrying value of liabilities	67	248
Changes in fair value in the period	₩ 985	₩ (1,813)
Fair value hedges | Interest rate swap
Effect of derivatives on statement financial position, statement of comprehensive income, statement of changes in equity [Line Items]
Nominal values	6,965,492	9,371,632
Carrying value of assets	₩ 319,294	₩ 154,586
Carrying value of liabilities	120,728	210,079
Changes in fair value in the period	₩ 181,151	₩ 314,766
Fair value hedges | Currency forward
Effect of derivatives on statement financial position, statement of comprehensive income, statement of changes in equity [Line Items]
Nominal values	254,023	261,486
Carrying value of assets	₩ 20,093	₩ 776
Carrying value of liabilities	66	1,358
Changes in fair value in the period	₩ 24,481	₩ (582)
Reserve of cash flow hedges [Member] | Currency swap
Effect of derivatives on statement financial position, statement of comprehensive income, statement of changes in equity [Line Items]
Nominal values	4,328,333	4,532,114
Carrying value of assets	₩ 65,256	₩ 74,240
Carrying value of liabilities	186,083	48,148
Changes in fair value in the period	₩ (8,560)	₩ (29,829)
Reserve of cash flow hedges [Member] | Interest rate swap
Effect of derivatives on statement financial position, statement of comprehensive income, statement of changes in equity [Line Items]
Nominal values	878,900	720,000
Carrying value of assets	₩ 206	₩ 0
Carrying value of liabilities	19,118	22,412
Changes in fair value in the period	₩ 3,303	₩ (11,126)
Reserve of cash flow hedges [Member] | Currency forward
Effect of derivatives on statement financial position, statement of comprehensive income, statement of changes in equity [Line Items]
Nominal values	810,322	1,376,472
Carrying value of assets	₩ 60,473	₩ 11,854
Carrying value of liabilities	0	19,763
Changes in fair value in the period	₩ (4,181)	₩ (4,426)
Hedges of net investment in foreign operations | Currency forward
Effect of derivatives on statement financial position, statement of comprehensive income, statement of changes in equity [Line Items]
Nominal values	217,600	231,560
Carrying value of assets	₩ 11,181	₩ 1,750
Carrying value of liabilities	10,441	0
Changes in fair value in the period	₩ (2,991)	₩ (4,036)
Hedges of net investment in foreign operations | Borrowings
Effect of derivatives on statement financial position, statement of comprehensive income, statement of changes in equity [Line Items]
Nominal values	1,196,252	1,182,835
Carrying value of assets	₩ 0	₩ 0
Carrying value of liabilities	1,193,269	1,177,897
Changes in fair value in the period	₩ 44,907	₩ (47,755)